Borrowings (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Evolution of borrowing [RollForward]
Balance at the beginning of the year	$ 341,552	[1]	$ 213,214
Borrowings	53,038		40,314		$ 64,348
Payment of borrowings	(44,029)		(36,409)		(42,074)
Collection / (Payment) of short term loans, net	1,573		1,162
Interests paid	(15,918)		(11,285)		(12,103)
Accrued interests	17,009		13,496
Cumulative translation adjustment and exchange differences, net	(2,694)		7,682
Deconsolidation			150,738
Changes in fair value of third-party loans	(19)		(33,153)
Repurchase of non-convertible notes	(5,801)		(930)
Inflation adjustment	(10,215)		(2,910)
Reclassifications and other movements	(191)		(367)
Balance at the end of the year	$ 334,305	[1]	$ 341,552	[1]	$ 213,214

[1]	Includes Ps. 275,422 and Ps. 281,298 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.